Pension And Other Postretirement Benefits (Schedule Of Changes In Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 547,749,000		$ 505,851,000
Fair value of plan assets, including investment contracts	552,701,000	[1]	511,193,000	[1]
Amounts not included in funded status table	928,000		5,600,000
Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	317,209,000	[2]	301,087,000	[2]
Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	130,267,000	[3]	107,295,000	[3]
Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100,273,000	[4]	97,469,000	[4]
Capital Equipment [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,465,000		11,445,000
Chemical/Materials [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,652,000		4,413,000
Consumer Goods [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,055,000		36,649,000
Energy And Mining [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40,276,000		35,657,000
Finance/Insurance [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,537,000		27,981,000
Healthcare [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,868,000		19,904,000
Information Technology [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,941,000		34,536,000
Other [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,161,000		16,436,000
Services [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,950,000		21,241,000
Real Estate Investment Trusts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,956,000		4,651,000
Telecommunications/Utilities [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,755,000		12,569,000
Cash Equivalents [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,000		50,000
Asset-Backed And Mortgage-Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,488,000		14,471,000
Banking [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,688,000		17,739,000
Mutual Funds [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71,666,000		64,228,000
Utilities [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,219,000		2,509,000
Other [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,558,000		21,246,000
Government Fixed Income [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,902,000		11,380,000
Futures Contracts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,000		(53,000)
Government Fixed Income And Mortgage Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43,658,000		40,480,000
Pooled Funds And Mutual Funds [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,691,000		10,204,000
State And Local Obligations [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	965,000		646,000
Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100,273,000		97,469,000
Guaranteed Investment Contracts/Guaranteed Annuity Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,952,000	[5]	5,342,000	[5]
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	517,795,000		476,011,000
Fair value of plan assets, including investment contracts	522,747,000	[1]	481,353,000	[1]
Amounts not included in funded status table	918,000		5,400,000
Qualified Retirement Plan [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	295,762,000	[2]	279,368,000	[2]
Qualified Retirement Plan [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124,738,000	[3]	102,254,000	[3]
Qualified Retirement Plan [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97,295,000	[4]	94,389,000	[4]
Qualified Retirement Plan [Member] | Capital Equipment [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,332,000		11,083,000
Qualified Retirement Plan [Member] | Chemical/Materials [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,425,000		4,273,000
Qualified Retirement Plan [Member] | Consumer Goods [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40,806,000		35,491,000
Qualified Retirement Plan [Member] | Energy And Mining [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39,080,000		34,530,000
Qualified Retirement Plan [Member] | Finance/Insurance [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,808,000		27,097,000
Qualified Retirement Plan [Member] | Healthcare [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,070,000		19,275,000
Qualified Retirement Plan [Member] | Information Technology [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,052,000		33,445,000
Qualified Retirement Plan [Member] | Other [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,473,000		15,917,000
Qualified Retirement Plan [Member] | Services [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,417,000		20,570,000
Qualified Retirement Plan [Member] | Real Estate Investment Trusts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,779,000		4,504,000
Qualified Retirement Plan [Member] | Telecommunications/Utilities [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,257,000		12,172,000
Qualified Retirement Plan [Member] | Cash Equivalents [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,000		48,000
Qualified Retirement Plan [Member] | Asset-Backed And Mortgage-Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,969,000		14,014,000
Qualified Retirement Plan [Member] | Banking [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,192,000		17,178,000
Qualified Retirement Plan [Member] | Mutual Funds [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57,512,000		49,994,000
Qualified Retirement Plan [Member] | Utilities [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,064,000		2,430,000
Qualified Retirement Plan [Member] | Other [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,769,000		20,575,000
Qualified Retirement Plan [Member] | Government Fixed Income [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,727,000		11,020,000
Qualified Retirement Plan [Member] | Futures Contracts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,000		(51,000)
Qualified Retirement Plan [Member] | Government Fixed Income And Mortgage Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,361,000		39,201,000
Qualified Retirement Plan [Member] | Pooled Funds And Mutual Funds [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,447,000		8,230,000
Qualified Retirement Plan [Member] | State And Local Obligations [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	936,000		626,000
Qualified Retirement Plan [Member] | Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97,295,000		94,389,000
Qualified Retirement Plan [Member] | Guaranteed Investment Contracts/Guaranteed Annuity Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,952,000	[5]	5,342,000	[5]
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,954,000		29,840,000
Fair value of plan assets, including investment contracts	29,954,000	[1]	29,840,000	[1]
Amounts not included in funded status table	10,000		200,000
PBOP [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,447,000	[2]	21,719,000	[2]
PBOP [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,529,000	[3]	5,041,000	[3]
PBOP [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,978,000	[4]	3,080,000	[4]
PBOP [Member] | Capital Equipment [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133,000		362,000
PBOP [Member] | Chemical/Materials [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	227,000		140,000
PBOP [Member] | Consumer Goods [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,249,000		1,158,000
PBOP [Member] | Energy And Mining [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,196,000		1,127,000
PBOP [Member] | Finance/Insurance [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	729,000		884,000
PBOP [Member] | Healthcare [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	798,000		629,000
PBOP [Member] | Information Technology [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	889,000		1,091,000
PBOP [Member] | Other [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	688,000		519,000
PBOP [Member] | Services [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	533,000		671,000
PBOP [Member] | Real Estate Investment Trusts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	177,000		147,000
PBOP [Member] | Telecommunications/Utilities [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	498,000		397,000
PBOP [Member] | Cash Equivalents [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,000		2,000
PBOP [Member] | Asset-Backed And Mortgage-Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	519,000		457,000
PBOP [Member] | Banking [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	496,000		561,000
PBOP [Member] | Mutual Funds [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,154,000		14,234,000
PBOP [Member] | Utilities [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	155,000		79,000
PBOP [Member] | Other [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	789,000		671,000
PBOP [Member] | Government Fixed Income [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	175,000		360,000
PBOP [Member] | Futures Contracts [Member] | Level 1-Quoted Prices In Active Markets For Identical Financial Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets			(2,000)
PBOP [Member] | Government Fixed Income And Mortgage Backed [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,297,000		1,279,000
PBOP [Member] | Pooled Funds And Mutual Funds [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,244,000		1,974,000
PBOP [Member] | State And Local Obligations [Member] | Level 2-Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,000		20,000
PBOP [Member] | Commingled Equity Funds [Member] | Level 3-Significant Unobservable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,978,000		$ 3,080,000

[1]	(5) The assets in the above table exceed the market value of plan assets shown in the funded status table by $928,000 (qualified retirement plan - $918,000, PBOP - $10,000) and $5.6 million (qualified retirement plan - $5.4 million, PBOP - $200,000) for 2011 and 2010, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.
[2]	(1) Equity securities, Real Estate Investment Trusts, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year. The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
[3]	(2) The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type. The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan's various investment managers.
[4]	(3) Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing. The commingled equity funds include private equity funds that invest in international securities. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include: • Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries • Diversification by country, limiting exposure in any one country • Emerging markets
[5]	(4) The guaranteed investment contracts/guaranteed annuity contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.